Related Party Information - Additional Information (Detail) - USD ($) $ in Millions	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EXOR N.V [Member] | Subsequent Event
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	41.90%
IVECO-OTO MELARA Societa Consortile [Member]
Related Party Transaction [Line Items]
Pledged guarantees on commitments		$ 255	$ 187